Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity of Lease Liabilities [Line Items]
Undiscounted lease liabilities	$ 285,562	$ 161,748
Interest expense	(25,400)	(11,845)
Total lease liabilities	260,162	149,903	$ 29,615
Within 1 year [Member]
Schedule of Maturity of Lease Liabilities [Line Items]
Undiscounted lease liabilities	103,063	65,160
Interest expense	(13,625)	(5,339)
Total lease liabilities	89,438	59,821
1 to 5 years [Member]
Schedule of Maturity of Lease Liabilities [Line Items]
Undiscounted lease liabilities	182,499	96,588
Interest expense	(11,775)	(6,506)
Total lease liabilities	170,724	90,082
>5 years [Member]
Schedule of Maturity of Lease Liabilities [Line Items]
Undiscounted lease liabilities
Interest expense
Total lease liabilities